Investment Risks - Elfun Government Money Market Fund	Dec. 31, 2025
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Fund Risk: An investment in a money market fund is not a deposit of any bank and is not insured or guaranteed by the FDIC or any other government agency. Although a money market fund generally seeks to preserve the value of its shares at $1.00 per share, there can be no assurance that it will do so, and it is possible to lose money by investing in a money market fund. A major or unexpected change in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause a money market fund's share price to fall below $1.00.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk: Certain U.S. government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal National Mortgage Association (“Fannie Mae”) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. government, and involve increased credit risks.
Repurchase Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Repurchase Agreement Risk: Repurchase agreements may be viewed as loans made by the Fund, which are collateralized by the securities subject to repurchase. If the Fund's counterparty should default on its obligations and the Fund is delayed or prevented from recovering the collateral, or if the value of the collateral is insufficient, the Fund may realize a loss.
Stable Share Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stable Share Price Risk: If the market value of one or more of the Fund's investments changes substantially, the Fund may not be able to maintain a stable share price of $1.00. This risk typically is higher during periods of rapidly changing interest rates or when issuer credit quality generally is falling, and is made worse when the Fund experiences significant redemption requests.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terror ism, trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
Low Short Term Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Low Short-Term Interest Rates: During market conditions in which short-term interest rates are at low levels, the Fund's yield can be very low. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Debt Securities Risk: The values of debt securities may increase or decrease as a result of the following: market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, or illiquidity in debt securities markets. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. A rising interest rate environment may cause the value of the Fund's fixed income securities to decrease, an adverse impact on the liquidity of the Fund's fixed income securities, and increased volatility of the fixed income markets. During periods when interest rates are at low levels, the Fund's yield can be low, and the Fund may have a negative yield (i.e., it may lose money on an operating basis). To the extent that interest rates fall, certain underlying obligations may be paid off substantially faster than originally anticipated. If the principal on a debt obligation is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. During periods of falling interest rates, the income received by the Fund may decline. Changes in interest rates will likely have a greater effect on the values of debt securities of longer durations. Returns on investments in debt securities could trail the returns on other investment options, including investments in equity securities. High levels of inflation and/or a significantly changing interest rate environment can lead to heightened levels of volatility and reduced liquidity.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The Fund's income may decline due to falling interest rates or other factors. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Mortgage Related and Other Asset Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mortgage-Related and Other Asset-Backed Securities Risk: Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Rapid Changes in Interest Rates Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Rapid Changes in Interest Rates Risk: Rapid changes in interest rates may cause significant requests to redeem Fund Shares, and possibly cause the Fund to sell portfolio securities at a loss to satisfy those requests.
Significant Exposure to U S Government Agencies or Instrumentalities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Significant Exposure to U.S. Government Agencies or Instrumentalities Risk: To the extent the Fund focuses its investments in securities issued or guaranteed by U.S. government agencies or instrumentalities, any market movements, regulatory changes or changes in political or economic conditions that affect the U.S. government agencies or instrumentalities in which the Fund invests may have a significant impact on the Fund's performance. Events that would adversely affect the market prices of securities issued or guaranteed by one government agency or instrumentality may adversely affect the market price of securities issued or guaranteed by other government agencies or instrumentalities.
US Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other fixed income securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's U.S. Treasury obligations to decline.
Variable and Floating Rate Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Variable and Floating Rate Securities Risk: During periods of increasing interest rates, changes in the coupon rates of variable or floating rate securities may lag behind the changes in market rates or may have limits on the maximum increases in coupon rates. Alternatively, during periods of declining interest rates, the coupon rates on such securities will typically readjust downward resulting in a lower yield. In addition, investment in derivative variable rate securities, such as inverse floaters, whose rates vary inversely with market rates of interest, or range floaters or capped floaters, whose rates are subject to periodic or lifetime caps, or in securities that pay a rate of interest determined by applying a multiple to the variable rate involves special risks as compared to investment in a fixed-rate security and may involve leverage. Floating rate notes are generally subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the Fund needs to liquidate such securities.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.